PROVISION FOR INCOME TAXES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2018
Income Tax Disclosure [Abstract]
Income tax expense at statutory rate	$ (1,835)	$ (9,168)
Effect of change in statutory rate	702	3,505
Change in valuation allowance	1,133	5,663
Income tax expense per books	$ 0	$ 0